Leases - Facilities Leased to the Company - Additional Information (Details) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 01, 2019 USD ($)	Mar. 31, 2021 Facility	Dec. 31, 2020 Facility	Dec. 31, 2019	Jul. 01, 2016	Aug. 01, 2015
Lessee Lease Description [Line Items]
Number of facilities leased to the company			9
Number of skilled nursing facilities under non-cancelable operating leases		9	9
Lessee
Lessee Lease Description [Line Items]
Weighted average remaining lease term			6 years 9 months 18 days
Lease Ending 2027
Lessee Lease Description [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases			8
Foster Prime Lease
Lessee Lease Description [Line Items]
Operating lease, escalation percentage, renewal term, percentage					2.00%
Percentage on annual minimum lease payments			92.00%
Covington Forbearance Agreement
Lessee Lease Description [Line Items]
Operating lease, escalation percentage, renewal term, percentage						102.00%
Percentage on annual minimum lease payments			8.00%
Decrease in base rent | $	$ 0.8
Relief from outstanding lease amounts | $	$ 0.5
Portions of rent due				Covington will release and forever quit claim specified portions of the Rent Due as follows: one-third at the end of year three of the new sublease, one-third at the end of year four of the new sublease, and one-third at the end of year five of the new sublease.
Omega Lease Termination | GEORGIA
Lessee Lease Description [Line Items]
Number of skilled nursing facilities			2
Omega Lease Termination | East Point, Georgia
Lessee Lease Description [Line Items]
Number of skilled nursing facilities			115
Omega Lease Termination | Atlanta, Georgia
Lessee Lease Description [Line Items]
Number of skilled nursing facilities			184
Omega Lease Termination and Adcare Holdco Loan | Georgia
Lessee Lease Description [Line Items]
Lease expiration date			2025-08